Significant Accounting Policies - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended			12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Lawsuits	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies and General Information [Line Items]
Amount insured by FDIC			$ 250		$ 250
Deferred expenses				5,156
Advertising expenses	343	385		1,610	1,694	1,440
Gain on litigation settlement			6,975	31	6,975
Cost incurred from lawsuits settlement				1,407
Number of lawsuits				2
Gain from Insurance Proceeds					960
Deferred financing costs			496	321	496
Amortization expense related to financing costs				175	175	696
Share-based compensation					4,658	780
Total offering costs charged against equity	8,661
Continuing Operations [Member]
Accounting Policies and General Information [Line Items]
Intangible asset impairment				0	352	1,687
Discontinued Operations [Member]
Accounting Policies and General Information [Line Items]
Intangible asset impairment						1,074
Other Operating Expenses [Member]
Accounting Policies and General Information [Line Items]
Cost incurred from lawsuits settlement				881
Administrative [Member]
Accounting Policies and General Information [Line Items]
Share-based compensation				0	4,658	780
Customer relationships [Member]
Accounting Policies and General Information [Line Items]
Estimated useful life				10 years
Non-competition agreements [Member] | Maximum [Member]
Accounting Policies and General Information [Line Items]
Estimated useful life				5 years
Non-competition agreements [Member] | Minimum [Member]
Accounting Policies and General Information [Line Items]
Estimated useful life				2 years
Trademarks and tradenames [Member] | Maximum [Member]
Accounting Policies and General Information [Line Items]
Estimated useful life				15 years
Trademarks and tradenames [Member] | Minimum [Member]
Accounting Policies and General Information [Line Items]
Estimated useful life				8 years
Vehicles [Member]
Accounting Policies and General Information [Line Items]
Estimated useful life, description				The shorter of lease life or five years
Furniture Fixtures and Equipment [Member] | Maximum [Member]
Accounting Policies and General Information [Line Items]
Estimated useful life				5 years
Furniture Fixtures and Equipment [Member] | Minimum [Member]
Accounting Policies and General Information [Line Items]
Estimated useful life				3 years
Leasehold Improvements [Member]
Accounting Policies and General Information [Line Items]
Estimated useful life, description				Shorter of lease life or five years
Building [Member]
Accounting Policies and General Information [Line Items]
Estimated useful life				30 years
Revenue [Member]
Accounting Policies and General Information [Line Items]
Net revenues percentage				100.00%	100.00%	100.00%
Revenue [Member] | Single Customer [Member] | Maximum [Member]
Accounting Policies and General Information [Line Items]
Net revenues percentage				3.00%	3.00%	3.00%
Accounts Payable [Member]
Accounting Policies and General Information [Line Items]
Outstanding checks			1,480	1,770	1,480
Accrued Compensation [Member]
Accounting Policies and General Information [Line Items]
Outstanding checks			$ 506	$ 328	$ 506